Inventories (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2020	2019
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	5,207,472	18,352,465
Gas	2,280,335	2,287,934
Oil	2,927,137	3,888,712
Coal	—	12,175,819
Supplies for projects and spare parts	13,468,592	18,073,825
Electrical materials	4,633,965	3,245,960
Total	23,310,029	39,672,250